Share based compensation - Dividend equivalent rights - Cost related to non-vested awards expected (Details) - Dividend equivalent rights	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2020	$ 280,897
2021	234,080
Total	$ 514,977